Note 3 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 01, 2016
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 1
Preferred Stock, Shares Issued, Total		0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance		180,000	210,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 8.23
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					500,000
2016 Restricted Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance		180,000
Share-based Payment Arrangement, Expense		$ 137,598	$ 288,960
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.62
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance			160,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance		20,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years